Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total lease rental income	$ 192,163	$ 203,232	$ 387,064	$ 401,950
Europe
Segment Reporting Information [Line Items]
Total lease rental income	92,541	95,999	186,234	188,935
Asia
Segment Reporting Information [Line Items]
Total lease rental income	90,726	97,998	183,137	195,263
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	8,661	8,949	17,237	17,275
All other international
Segment Reporting Information [Line Items]
Total lease rental income	235	286	456	477
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,449	1,591	2,935	3,138
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	710	673	1,454	1,205
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	419	339	849	614
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	20	9	40	17
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	264	315	550	555
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 7	$ 10	$ 15	$ 19